Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 6) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Sales	$ 182,054	$ 142,749	$ 304,831	$ 248,505	$ 622,522	$ 53,435
Net loss					3,796,907	768,047	479,440	171,898
Net loss per common share:
Basic	$ (0.12)	$ (1.18)	$ (0.24)	$ (3.05)	$ (1.91)	$ (12.33)
Pro Forma [Member]
Sales						715,208	394,149
Net loss						$ (3,693,488)	$ (1,031,932)
Net loss per common share:
Basic						$ (12.27)	$ (3.42)